[LOGO] F A R M E R S (R)
                                                              FINANCIAL SERVICES

Farmers Mutual Fund Portfolios

Income Portfolio

Income with Growth Portfolio

Balanced Portfolio

Growth with Income Portfolio

Growth Portfolio

Supplement to Prospectus dated September 1, 1999

                  The following information replaces the corresponding numbers in the Example tables on pages 8, 10, 12, 14 and 16 for the Class B shares for each of the portfolios.

                  Example:
                  Fees and expenses if you sold shares at the end of:

                                                           Class B
                  ----------------------------------------------------
                  1 year                                     $578
                  ----------------------------------------------------
                  3 years                                    $851
                  ----------------------------------------------------
                  5 years                                  $1,149
                  ----------------------------------------------------
                  10 years                                 $1,682
                  ----------------------------------------------------

                  Fees and expenses if you did not sell your shares:

                                                          Class B
                  ----------------------------------------------------
                  10 year                                  $1,682
                  ----------------------------------------------------



June 16, 2000